Notes and Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes Payable [Abstract]
NOTES AND LOANS PAYABLE

NOTE 5 - NOTES AND LOANS PAYABLE

Convertible Notes Payable
On November 29, 2011, the Company received aggregate proceeds of $400,000 from two individuals ($150,000 of which was from a director of the Company) on notes payable bearing interest at 18%, due on May 29, 2012 and convertible into common stock at the rate of $0.20  per share or an adjusted lower rate determined by reference to a subsequent qualified financing. As additional consideration, the note holders were issued an aggregate of 400,000 shares of common stock valued at $0.15 per share for an aggregate of $60,000. The value of the shares issued were recorded as deferred financing costs and were amortized over the 6 month term of the notes. The unamortized balances were  $NIL at June 30, 2012 and $49,451 at December 31, 2011. Related amortization expense was $49,451 for the six months ended June 30, 2012.

On June 28, 2012, the aggregate principal of $400,000 and the accrued interest of $41,800 on the note was converted into 2,209,000 shares of restricted common stock at $0.20 per share, the value of which exceeded the principal and interest by $760,566 on the conversion date . This amount was charged to operations as an expense in the period ended June 30, 2012.

Notes Payable to Director
A director loaned the Company $99,500, of which $60,000 was advanced on September 29, 2011 and is evidenced by an unsecured note payable which was due on October 29, 2011 bearing interest at 3%; $10,000 was advanced in October 2011; $10,000 was advanced in December 2011 for direct payment to a vendor and $19,500 of which was advanced in January 2012 for direct payments to vendors. On June 28, 2012, the principal plus accrued interest on the loans and advances of $1,961 (aggregate of $101,461) were converted into 507,306 shares of common stock at $0.20 per share.

Note Payable
On May 20, 2010, the Company issued a note for $7,500 bearing interest at 5% in exchange for Maremanno Corporation’s payment of $7,500 on an open account payable balance.  The note is due and payable upon demand. The principal balance of the note remained $7,500 at both June 30, 2012 and December 31, 2011. Accrued interest payable on this note was $701 and $982 as of June 30, 2012 and December 31, 2011, respectively.

Loan Payable
In November and December 2011, an unrelated third party loaned the Company an aggregate of $60,000, payable on demand without interest. The loan was repaid in February 2012.

Note Payable to Stockholder
On June 15, 2012, a stockholder loaned the Company $65,000, payable on July 15, 2012 without interest. The loan was repaid in July 2012.

See Note 8 for a description of the terms of the note payable to Peak Wellness, Inc. for the acquisition of intellectual property.

NOTE 5 - NOTES AND LOANS PAYABLE

Convertible Notes Payable

On November 29, 2011, the Company received aggregate proceeds of $400,000 from two individuals ($150,000 of which was from a director of the Company) on notes payable bearing interest at 18%, due on May 29, 2012 and convertible into common stock at the rate of $0.20  per share or an adjusted lower rate determined by reference to a subsequent qualified financing. As additional consideration, the note holders were issued an aggregate of 400,000 shares of common stock valued at $0.15 per share for an aggregate of $60,000. The value of the shares issued were recorded as deferred financing costs and are being amortized over the 6 month term of the notes. The unamortized balance at December 31, 2011 was $49,451. For the year ended December 31, 2011, $10,549 was charged to expense.

Notes Payable to Director

A director loaned the Company $80,000, $60,000 of which is evidenced by an unsecured note payable which was due on October 29, 2011 and bears interest at 3%. None of the principal or interest have been paid to date.

Note Payable

On May 20, 2010, the Company issued a note for $7,500 bearing interest at 5% in exchange for Maremanno Corporation’s payment of $7,500 on an open account payable balance.  The note is due and payable upon demand. The principal balance of the note remained $7,500 at both December 31, 2011 and December 31, 2010. Accrued interest payable on this note was $982   and $230 as of December 31, 2011 and 2010, respectively.

Loan Payable

In November and December 2011, an unrelated party loaned the company an aggregate of $60,000, payable on demand without interest. The loan was repaid in February 2012.

Loan Payable to Officer

The Company owed $5,000 to its Chief Executive Officer for funds advanced by him for working capital. The loan bears no interest and is not evidenced by a note.

See Note 8 for a description of the terms of the note payable to Peak Wellness, Inc. for the acquisition of intellectual property.